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                                    WESTPORT
                                    --------
                                   Investments

Investment Adviser                                   Shareholder Services
------------------                                   --------------------
Westport Advisers, LLC                               The Westport Funds
253 Riverside Avenue                                 Post Office Box 5354
Westport, CT 06880                                   Cincinnati, Ohio 45201-5354
203.227.3645                                         1.888.5WESTPT


May 5, 2003

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:  The Westport Funds
     File Nos. 333-35821 and 811-08359

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (j) of Rule 497 would not have differed from that contained in the most recent amendment to The Westport Funds' registration statement on Form N-1A (Post-Effective Amendment No. 6) which has been filed electronically.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Assistant Secretary